UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21575

                                                     Bryce Capital Funds      Bryce Capital Value Series

(Exact name of registrant as specified in charter)

              2 Thornell Road,                         Pittsford, NY                               14534

(Address of principal executive offices)               (Zip code)

              Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant's telephone number, including area code:         585-381-2990

Date of fiscal year end:  6/30

Date of reporting period: 9/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Funds
Bryce Capital Value Series
Schedule of Investments (unaudited)
September 30, 2005

	Shares	Value
COMMON STOCK - 100%
Consumer Discretionary - 17.4%
Aldila, Inc.	2825	68,506
Buliding Materials Holdings	850	79,212
Fortune Brands	775	63,031
Gildan Activewear+	2325	88,885
Guess, Inc.+	3050	65,362
Lennox International	2050	56,191
O'Reilly Automotive, Inc.+	2225	62,701
Oakley, Inc.	3900	67,626
Sportsmans Guide+	2750	75,075

TOAL CONSUMER DISCRETIONARY		626,587

Consumer Staples -1.7%
Dean Foods Co.+	1575	61,205

TOTAL CONSUMER STAPLES		61,205

Energy - 19.5%
ATP Oil & Gas Corp.+	2150	70,606
Cal Dive International, Inc.+	1200	76,092
EOG Resources, Inc.	1000	74,900
Giant Industries, Inc.+	1250	73,175
Nabors Industries Ltd.+	1050	75,422
National Oilwell Varco, Inc.+	1237	81,395
Oil States International, Inc.+	2400	87,144
Range Resources Corp.	2300	88,803
Vintage Petroleum, Inc.	1600	73,056

TOTAL ENERGY		700,592

Financials - 9.6%
Genworth Financial	2225	71,734
Lehman Brothers Holdings	570	66,394
Met Life Insurance	1375	68,516
Northern Trust Co.	1300	65,715
Prudential Financial	1050	70,938

TOTAL FINANCIALS		343,297

Health Care – 13.9%
Community Health Systems, Inc.+	1885	73,157
Davita, Inc.+	1425	65,650
Health Net, Inc.+	1725	81,627
McKesson, Inc.	1475	69,989
Pediatrix Medical Group+	825	63,377
Psychiatric Solutions+	1325	71,855
UnitedHealth Group, Inc.	1325	74,465

TOTAL HEALTH CARE		500,119

Industrials - 11.9%
Ametek ,Inc.	1475	63,381
Hornbeck Offshore+	1950	71,429
Jacobs Engineering Group, Inc.+	1075	72,455
LSI Industries	3725	70,775
Mobile Mini, Inc.+	1600	69,360
Precision Castparts Corp.	1520	80,712

TOTAL INDUSTRIALS		428,111

Information Technology - 16.5%
Activision, Inc.+	3658	74,806
Brightpoint+	4275	81,824
Diodes+	1900	68,894
Emulex Corp.+	3550	71,746
Komag, Inc.+	2200	70,312
M-SYS Flash Disk Pioneer+	2625	78,540
Motorola, Inc.+	3250	71,793
NetGear, Inc.+	3050	73,383

TOTAL INFORMATION TECHNOLOGY		591,297

Materials - 9.5%
Cleveland Cliffs, Inc.	900	78,399
Florida Rock Industries, Inc.	1150	73,704
Headwaters, Inc.+	1750	65,450
U.S. Concrete, Inc.+	8950	69,005
Universal Forest Products	925	53,021

TOTAL MATERIALS		339,578

TOTAL COMMON STOCK (COST $3,001,244)		3,590,785

NET OTHER ASSETS		3,159

TOTAL INVESTMENTS IN SECURITIES - 100%		$ 3,593,944
(cost $3,004,403)

TOTAL NET ASSETS - 100.0%		$ 3,593,944

+Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		603,746
Gross Unrealized Depreciation		(14,205)
Net Unrealized Appreciation (Depreciation)		$ 589,541

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      10/14/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. Sheidlower

        Edmond D. Sheidlower, President

Date      10/14/05

By (Signature and Title)

*/s/ Dennis E. Lohouse

       Dennis E. Lohouse, CFA, Treasurer

Date      10/14/05